STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 5, 2017

TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,

DATED FEBRUARY 1, 2017, AS SUPPLEMENTED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B and Class C Shares Prospectus, dated February 1, 2017, as supplemented (the “Prospectus”) with respect to Sterling Capital Long/Short Equity Fund (the “Fund”):

Caerus Investors, LLC (“Caerus”) no longer serves as an investment sub-adviser to the Fund. All references in the Prospectus to Caerus as an investment sub-adviser and to Ward Davis and Brian Agnew, the portfolio managers employed by Caerus, are hereby deleted.

Lucas Capital Management, LLC, Highland Capital Healthcare Advisors, L.P., Gator Capital Management, LLC and Emancipation Capital, LLC continue to serve as investment sub-advisers to the Fund and provide day-to-day portfolio management services consistent with the Fund’s investment objective and principal investment strategies.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

RTLSUPP-0917

STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 5, 2017

TO THE

INSTITUTIONAL SHARES PROSPECTUS,

DATED FEBRUARY 1, 2017, AS SUPPLEMENTED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus, dated February 1, 2017, as supplemented (the “Prospectus”) with respect to Sterling Capital Long/Short Equity Fund (the “Fund”):

Caerus Investors, LLC (“Caerus”) no longer serves as an investment sub-adviser to the Fund. All references in the Prospectus to Caerus as an investment sub-adviser and to Ward Davis and Brian Agnew, the portfolio managers employed by Caerus, are hereby deleted.

Lucas Capital Management, LLC, Highland Capital Healthcare Advisors, L.P., Gator Capital Management, LLC and Emancipation Capital, LLC continue to serve as investment sub-advisers to the Fund and provide day-to-day portfolio management services consistent with the Fund’s investment objective and principal investment strategies.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

INSTSUPP-0917

STERLING CAPITAL FUNDS

SUPPLEMENT DATED SEPTEMBER 5, 2017

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2017, AS SUPPLEMENTED

This Supplement provides the following supplemental information and supersedes any information to the contrary in the Statement of Additional Information, dated February 1, 2017, as supplemented (the “SAI”) with respect to Sterling Capital Long/Short Equity Fund (the “Fund”):

Caerus Investors, LLC (“Caerus”) no longer serves as an investment sub-adviser to the Fund. All references in the SAI to Caerus as an investment sub-adviser and to Ward Davis and Brian Agnew, the portfolio managers employed by Caerus, are hereby deleted.

Lucas Capital Management, LLC, Highland Capital Healthcare Advisors, L.P., Gator Capital Management, LLC and Emancipation Capital, LLC continue to serve as investment sub-advisers to the Fund and provide day-to-day portfolio management services consistent with the Fund’s investment objective and principal investment strategies.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE.

SAISUPP-0917